Risk management - Regulatory capital other information (Details) € in Millions	12 Months Ended
	Dec. 31, 2021 EUR (€) numberOfRemunerationComponent associates_JointVenturesOrCompanies	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
IFRS Leverage Ratios [Abstract]
Level 1 Capital (millions of euros)	€ 82,452	€ 78,501	€ 79,536
Exposure (millions of euros)	€ 1,536,516	€ 1,471,480	€ 1,544,614
Leverage Ratio (as a percent)	5.37%	5.33%	5.15%
Global systemically important banks
Number of global systemically important banks (G-SIBs) | associates_JointVenturesOrCompanies	30
Number of criteria determining designation as global systemically important bank | numberOfRemunerationComponent	5
Capital buffer percentage	(1.00%)